Related Party Transactions (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Due from related parties-current:
Total	$ 36,042,829
Due from related parties-non-current:
Total	430,034	36,636,262
Cenntro Holding Limited [Member]
Due from related parties-current:
Total	36,042,829
Due from related parties-non-current:
Total		36,636,262
Xinchang County Jiuxin Investment Management Partnership (LP) [Member]
Due from related parties-non-current:
Total	$ 430,034